Goodwill - Activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Abstract]
Goodwill at beginning of period	$ 3,473	$ 2,272
Goodwill Recognized (Note 5)	0	1,289
Goodwill Disposed of or Reclassified to Assets Held for Sale (Note 5 and Note 18)	(550)	(88)
Goodwill at end of period	$ 2,923	$ 3,473